Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 13.1%
Entertainment — 3.7%
Netflix Inc.	162,571	$188,484,818 *
Walt Disney Co.	1,276,558	152,050,823
Total Entertainment		340,535,641
Interactive Media & Services — 8.5%
Alphabet Inc., Class A Shares	1,584,830	304,128,877
Alphabet Inc., Class C Shares	515,415	99,402,937
Meta Platforms Inc., Class A Shares	512,142	396,111,108
Total Interactive Media & Services		799,642,922
Wireless Telecommunication Services — 0.9%
T-Mobile US Inc.	358,343	85,432,555

Total Communication Services		1,225,611,118
Consumer Discretionary — 6.8%
Automobiles — 0.6%
Tesla Inc.	181,214	55,862,840 *
Broadline Retail — 3.9%
Amazon.com Inc.	1,544,875	361,670,686 *
Hotels, Restaurants & Leisure — 0.4%
Starbucks Corp.	444,754	39,654,267
Specialty Retail — 1.9%
TJX Cos. Inc.	1,461,883	182,048,290

Total Consumer Discretionary		639,236,083
Consumer Staples — 6.2%
Beverages — 1.1%
Coca-Cola Co.	1,535,685	104,257,655
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings Inc.	458,430	48,547,737 *
Walmart Inc.	2,304,649	225,809,509
Total Consumer Staples Distribution & Retail		274,357,246
Food Products — 0.8%
McCormick & Co. Inc., Non Voting Shares	1,086,787	76,759,766
Household Products — 1.4%
Procter & Gamble Co.	854,863	128,631,235

Total Consumer Staples		584,005,902
Energy — 3.4%
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	431,456	65,425,988
EQT Corp.	892,424	47,967,790
Exxon Mobil Corp.	1,110,124	123,934,243
Kinder Morgan Inc.	2,790,197	78,292,928

Total Energy		315,620,949
Financials — 12.8%
Banks — 5.4%
Bank of America Corp.	4,986,930	235,732,181
JPMorgan Chase & Co.	900,095	266,644,143
Total Banks		502,376,324
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 1.6%
CME Group Inc.	170,193	$47,361,308
Intercontinental Exchange Inc.	548,390	101,358,924
Total Capital Markets		148,720,232
Financial Services — 4.2%
Berkshire Hathaway Inc., Class A Shares	298	214,515,300 *
Visa Inc., Class A Shares	526,129	181,761,786
Total Financial Services		396,277,086
Insurance — 1.6%
Travelers Cos. Inc.	588,873	153,248,309

Total Financials		1,200,621,951
Health Care — 6.5%
Biotechnology — 1.2%
AbbVie Inc.	597,595	112,957,407
Health Care Equipment & Supplies — 1.0%
Stryker Corp.	223,965	87,957,774
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific Inc.	244,965	114,565,231
Pharmaceuticals — 3.1%
Eli Lilly & Co.	213,678	158,136,678
Johnson & Johnson	816,107	134,445,467
Total Pharmaceuticals		292,582,145

Total Health Care		608,062,557
Industrials — 13.0%
Aerospace & Defense — 2.5%
Boeing Co.	508,326	112,767,040 *
RTX Corp.	794,850	125,244,514
Total Aerospace & Defense		238,011,554
Commercial Services & Supplies — 1.6%
Waste Management Inc.	640,601	146,800,125
Electrical Equipment — 3.6%
Eaton Corp. PLC	522,443	200,994,271
Emerson Electric Co.	917,922	133,566,830
Total Electrical Equipment		334,561,101
Ground Transportation — 2.0%
Canadian Pacific Kansas City Ltd.	597,905	43,975,913
Old Dominion Freight Line Inc.	599,649	89,497,613
Union Pacific Corp.	253,120	56,185,046
Total Ground Transportation		189,658,572
Industrial Conglomerates — 1.7%
Honeywell International Inc.	708,387	157,509,850
Professional Services — 1.6%
Automatic Data Processing Inc.	490,584	151,835,748

Total Industrials		1,218,376,950
Information Technology — 29.1%
Semiconductors & Semiconductor Equipment — 12.5%
ASML Holding NV, Registered Shares	183,701	127,618,922
Broadcom Inc.	1,086,462	319,093,889
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	NVIDIA Corp.	3,528,163	$627,554,353
	Texas Instruments Inc.	538,993	97,590,072
Total Semiconductors & Semiconductor Equipment			1,171,857,236
Software — 12.6%
	Microsoft Corp.	1,648,615	879,536,102
	Oracle Corp.	256,376	65,060,538
	Palo Alto Networks Inc.	455,166	79,016,818 *
	Synopsys Inc.	254,535	161,240,286 *
Total Software			1,184,853,744
Technology Hardware, Storage & Peripherals — 4.0%
	Apple Inc.	1,819,212	377,613,835

Total Information Technology			2,734,324,815
Materials — 5.1%
Chemicals — 2.9%
	Ecolab Inc.	344,823	90,260,869
	Linde PLC	245,461	112,975,880
	Sherwin-Williams Co.	204,764	67,752,312
Total Chemicals			270,989,061
Construction Materials — 1.4%
	Vulcan Materials Co.	482,318	132,478,285
Containers & Packaging — 0.8%
	Crown Holdings Inc.	354,877	35,260,579
	International Paper Co.	917,560	42,886,754
Total Containers & Packaging			78,147,333

Total Materials			481,614,679
Real Estate — 0.9%
Specialized REITs — 0.9%
	American Tower Corp.	425,122	88,591,173

Utilities — 1.4%
Electric Utilities — 1.2%
	Entergy Corp.	1,176,289	106,371,814
Multi-Utilities — 0.2%
	WEC Energy Group Inc.	194,419	21,207,225

Total Utilities			127,579,039
Total Investments before Short-Term Investments (Cost — $3,525,132,787)			9,223,645,216
	Rate
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	82,887,457	82,887,457 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	82,887,457	82,887,457 (a)(b)

Total Short-Term Investments (Cost — $165,774,914)			165,774,914
Total Investments — 100.1% (Cost — $3,690,907,701)			9,389,420,130
Liabilities in Excess of Other Assets — (0.1)%			(4,964,572)
Total Net Assets — 100.0%			$9,384,455,558

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Appreciation Fund
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $82,887,457 and the cost was $82,887,457 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,223,645,216	—	—	$9,223,645,216
Short-Term Investments†	165,774,914	—	—	165,774,914
Total Investments	$9,389,420,130	—	—	$9,389,420,130

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$89,564,564	$462,093,726	462,093,726	$468,770,833	468,770,833

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,965,690	—	$82,887,457

ClearBridge Appreciation Fund 2025 Quarterly Report